CONVERTIBLE PROMISSORY NOTES PAYABLE (Details)	3 Months Ended
Mar. 31, 2018 CAD ($)
Convertible Promissory Notes Payable Details
Beginning Balance	$ 1,582,495
Issuances (Net of Transaction Costs)	200,135
Repayments
Conversions to Common Shares	(458,484)
Interest Accrued	34,919
Unrealized Foreign Exchange Adjustment	26,459
Ending Balance	$ 1,385,524